DEUTSCHE ASSET MANAGEMENT


[GRAPHIC OMITTED]


Mutual Fund
Annual Report


                                                               December 31, 2001

                                                                   Institutional


TREASURY ASSETS FUND



                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             DEUTSCHE BANK GROUP

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
TABLE OF CONTENTS


  LETTER TO SHAREHOLDERS ...................................    3

  TREASURY ASSETS FUND INSTITUTIONAL
     Schedule of Investments ...............................    6
     Statement of Assets and Liabilities ...................    8
     Statement of Operations ...............................    9
     Statements of Changes in Net Assets ...................   10
     Financial Highlights ..................................   11
     Notes to Financial Statements .........................   12
     Report of Independent Accountants .....................   14
     Tax Information .......................................   14

  FUND TRUSTEES AND OFFICERS ...............................   15



               ----------------------------------------
             The Fund is not insured by the FDIC and is
             not a deposit, obligation of or guaranteed by
             Deutsche Bank AG. The Fund is subject to
             investment risks, including possible loss of
             principal amount invested.
               ----------------------------------------


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                                        2

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



We are pleased to present you with this annual report for Treasury Assets Fund Institutional (the `Fund'), providing a detailed review of the market, the Portfolio and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
The short-term US Treasury market performed comparatively well during the year 2001, impacted most during the annual period by the actions of the Federal Reserve Board. The US economic slowdown, deterioration in corporate credit quality and news-making crises at home and abroad also boosted US Treasury performance.

THE FEDERAL RESERVE BOARD EASED INTEREST RATES ELEVEN TIMES OVER THE COURSE OF THE YEAR, CAUSING MONEY MARKET YIELDS TO DECLINE DRAMATICALLY.
o These interest rate cuts, totaling 4.75%, caused the US Treasury yield curve to steepen sharply.
o This campaign of easing monetary policy, particularly in the year's second half, was the most concentrated effort to rejuvenate the economy in the central bank's history.
o In explaining the rationale for its interest rate cuts, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, weak consumer confidence in the US and slower economic growth abroad.

US TREASURY MARKET ATTENTION WAS PARTICULARLY FOCUSED ON THE FEDERAL RESERVE BOARD'S RESPONSE TO THE UNITED STATES ECONOMY'S PROTRACTED SLOWDOWN.
o Employment, production and business spending remained weak. Consumer confidence dipped to new lows, as layoffs and related fears over job security began to surge.
o The tragic events of September 11 only heightened the degree of economic uncertainty.
o The Federal Reserve Board's already aggressive pace of interest rate cuts was stepped up in the aftermath of the attacks, as it began flooding the financial markets with liquidity. Its objective was to stabilize consumer and business confidence.

SECTOR ALLOCATION
By Asset Type as of December 31, 2001
(percentages are based on market value of total investments in the Fund)

[GRAPHIC OMITTED]
EDGAR representation of data points used in printed graphic as follows:
Money Market Funds                             8.16%
Repurchase Agreements                            42%
US Treasury Notes & Bills                     24.69%
Floating Rate Notes                           17.35%
US Government and Agency Obligations           8.24%


AS THE US ECONOMIC SLOWDOWN ACCELERATED AND THE EQUITY MARKETS CONTINUED TO SLIDE THROUGH MUCH OF THE YEAR, A DETERIORATION OF CORPORATE CREDIT QUALITY RENEWED A FLIGHT-TO-QUALITY IN THE US TREASURY MARKET.
o A number of companies saw their debt either downgraded or put `on watch' for possible downgrades by rating agencies.
o The purchase of high-quality issues with little risk of downgrade became both more challenging and more important for money market fund managers.

TWO NOTABLE EVENTS CAPTURED THE US TREASURY MARKET'S ATTENTION TOWARD THE END OF THE YEAR.
o The failure of Enron represented the largest corporate bankruptcy ever recorded. The full ramifications of this event on the US Treasury market remain unclear, as the company was a major player with great exposure in the credit markets. A great number of banks and insurance companies had exposure to Enron at the time of its failure, further extending the impact of its bankruptcy.
o Finally, turmoil in Argentina led to a default on its debt, devaluation of its currency, and a succession of five presidents in a two-week period at the end of December 2001. The fallout from this debacle was felt throughout the emerging markets, further supporting the flight-to-quality toward the US Treasury market.


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                                        3

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



INVESTMENT REVIEW
We were able to produce competitive yields for the annual period in Treasury Assets Fund Institutional. Our strategy was to maintain a neutral to slightly longer than average weighted average maturity. As the Federal Reserve Board was rapidly cutting interest rates, we focused on purchasing US Treasury bills and notes for the Portfolio, as these securities outperformed overnight repurchase agreements. We also took advantage of the Portfolio's ability to place up to 35% of assets in US agency securities. As the yield spreads between US Treasuries and US agency securities widened, we purchased numerous Treasury notes to enhance our yields. Also, prior to each of the Federal Reserve Board's easings, we advantageously focused on capturing the higher yields offered through the purchase of term repurchase agreements.

After the tragedies of September 11, we focused on extending the Portfolio's weighted average maturity with the purchase of additional Treasury securities and term repurchase agreements. We also successfully maintained enough liquidity in the Portfolio in the event investors looked to us as a liquidity vehicle. In the fourth quarter of the year, we focused our attention on the intermittent signs of recovery in the US economy, seeking to determine whether we had reached the bottom of the Federal Reserve Board's monetary easing cycle.

MANAGER OUTLOOK
We are cautiously optimistic about the outlook for the US economy. A great deal of monetary and fiscal stimulus is already in the pipeline, and there are emerging signs of recovery in consumer confidence, initial jobless claims, housing starts, and durable goods (example: transportation). We believe we may be nearing the end of the Federal Reserve Board's easing cycle and at the start of the recovery stage in the US economy. Based on this view, we intend to carefully monitor the Portfolio's weighted average maturity and perhaps shorten its days to maturity following the Federal Reserve Board's January 2002 meeting. We also intend to closely monitor the US Treasury yield curve in anticipation of further curve steepening.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.


                                                      CUMULATIVE          AVERAGE ANNUAL
                                                   TOTAL RETURNS           TOTAL RETURNS        ANNUALIZED
                                         1     3           Since  1     3          Since   7 Day     7 Day
 Periods Ended                          Year  Years  Inception 2 Year  Years Inception 2 Current Effective
 December 31, 2001                                                                         Yield     Yield


 Treasury Assets Fund Institutional 1   3.94% 15.95%      22.76% 3.94% 5.06%       5.15% 1.93% 3   1.95% 3
-----------------------------------------------------------------------------------------------------------
 iMoneyNet-Institutional Government
   Money Funds Average 4                3.72% 15.12%      21.55% 3.72% 4.81%       4.89% 1.66%     1.68%
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1  PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate. The yields quoted more closely reflect the
   Fund's current earnings than the total return quotations.`Current yield' refers to the income generated by an investment in the Fund over a seven-day period.This income is then `annualized'. The
   `effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be
   reinvested.The `effective yield' may be slightly higher than the
   `current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. An investment in the Fund is neither insured nor guaranteed by the
   Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at
   $1.00 per share, it is possible to lose money by investing in the
   Fund.
2  The Fund's inception date is December 1, 1997. Benchmark returns are for the periods beginning November 30, 1997.
3  The investment advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses until April 30, 2003 so that total net expenses are not exceeded. Without such fee waivers the seven-day current and effective yields would have been 1.83% and
   1.85%, respectively.
4  Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.
--------------------------------------------------------------------------------
                                        4

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



We appreciate your support of Treasury Assets Fund Institutional and look forward to continuing to serve your investment needs for many years ahead.

/S/ SIGNATURE

Christine Haddad
Portfolio Manager of TREASURY ASSETS FUND INSTITUTIONAL
December 31, 2001


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                                    5

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


    PRINCIPAL
       AMOUNT  SECURITY                                                                                     VALUE
               FLOATING RATE NOTES 1--17.35%
               Federal National Mortgage Association,
                 Monthly Variable Rate,
  $10,000,000      1.969%, 7/5/02 ................................................................   $  9,999,674

               Federal National Mortgage Association,
                 Quarterly Variable Rate:
   10,000,000      1.525%, 3/21/02 ...............................................................     10,000,000
   15,000,000      1.54%, 5/13/02 ................................................................     15,000,000
   25,000,000      1.53%, 6/4/02 .................................................................     24,998,945
   25,000,000      1.51%, 9/16/02 ................................................................     24,994,116
                                                                                                     ------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $84,992,735) ..................................................................     84,992,735
                                                                                                     ------------

               AGENCY OBLIGATIONS--8.24%
               Federal Home Loan Bank:
   10,000,000      5.00%, 2/25/02 ................................................................     10,019,487
   5,000,000       3.90%, 7/3/02 .................................................................      4,999,614

               Federal National Mortgage Association:
   10,000,000      3.57%, 1/25/02 ................................................................      9,976,200
   10,000,000      6.75%, 8/15/02 ................................................................     10,191,754
   5,000,000       6.25%, 11/15/02 ...............................................................      5,165,989
                                                                                                     ------------
TOTAL AGENCY OBLIGATIONS
   (Amortized Cost $40,353,044) ..................................................................     40,353,044
                                                                                                     ------------

               US TREASURY OBLIGATIONS--24.69%
               US Treasury Bills:
   20,000,000      2.27%, 1/3/02 .................................................................     19,997,478
   35,000,000      1.835%, 6/6/02 ................................................................     34,721,692
   10,000,000      1.695%, 6/13/02 ...............................................................      9,923,254

               US Treasury Notes:
   25,000,000      6.50%, 5/31/02 ................................................................     25,407,557
   30,000,000      5.75%, 10/31/02 ...............................................................     30,909,369
                                                                                                      -----------
TOTAL US TREASURY OBLIGATIONS
   (Amortized Cost $120,959,350) .................................................................    120,959,350
                                                                                                      -----------

               MONEY MARKET FUNDS--8.16%
   20,000,000  AIM Treasury Portfolio ............................................................     20,000,000
   20,000,000  Goldman Treasury Instrument .......................................................     20,000,000
                                                                                                      -----------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $40,000,000) ..................................................................     40,000,000
                                                                                                      -----------



See Notes to Financial Statements.
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                                        6

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


    PRINCIPAL
       AMOUNT  SECURITY                                                                                    VALUE


               REPURCHASE AGREEMENTS 2--41.40%
  $40,000,000  Tri Party Repurchase Agreement with BNP Paribas, dated
                   12/31/01, 1.70%, principal and interest in the amount
                   of $40,003,778, due 1/2/02, (collateralized by US
                   Treasury Notes with a par value of $24,820,000, coupon
                   rates of 5.00% to 6.375%, due 1/31/02 thru 8/15/11,
                   with a market value of $24,687,847, US Treasury Bill,
                   with a par value of $15,694,000, coupon rate of 0.00%,
                   due 5/2/02, with a market value of $15,600,275) ...............................   $ 40,000,000

   25,000,000  Tri Party Repurchase Agreement with Credit Suisse First Boston
                   Corp., dated 12/12/01,1.75%, principal and interest in
                   the amount of $25,036,458, due 1/11/02, (collateralized
                   by US Strip Principal with a par value of $64,815,000,
                   coupon rate of 8.75%, due 5/15/17, with a market value
                   of $25,500,165) 3 .............................................................     25,000,000

   19,198,000  Tri Party Repurchase Agreement with Goldman Sachs & Co., dated
                   12/31/01, 1.60%, principal and interest in the amount
                   of $19,199,706, due 1/2/02, (collateralized by US
                   Treasury Bond with a par value of $14,371,000, coupon
                   rate of 8.75%, due 8/15/20, with a market value of
                   $19,582,736) ..................................................................     19,198,000

   25,000,000  Tri Party Repurchase Agreement with Salomon Smith Barney, dated
                   11/15/01, 1.90%, principal and interest in the amount
                   of $25,080,486, due 1/15/02, (collateralized by US
                   Treasury Bonds with a par value of $20,183,929, coupon
                   rates of 8.875% to 11,625%, due 11/15/04 thru 8/15/17,
                   with a market value of $26,436,624) 3 .........................................     25,000,000

   25,000,000  Tri Party Repurchase Agreement with UBS Warburg LLC, dated
                   12/10/01, 1.75%, principal and interest in the amount
                   of $25,076,563, due 2/11/02, (collateralized by US
                   Strip Principals with a par value of $67,905,000,
                   coupon rates of 6.125% to 8.75%, due 5/15/17 thru
                   11/15/27, with a market value of $25,501,170) 3 ...............................     25,000,000

   25,000,000  Tri Party Repurchase Agreement with UBS Warburg LLC, dated
                   12/31/01, 1.70%, principal and interest in the amount
                   of $25,002,361, due 1/3/02, (collateralized by a
                   Treasury Bill with a par value of $25,600,000, coupon
                   rate of 0.00%, due 2/7/02, with a market value
                   $25,551,360) ..................................................................     25,000,000

   43,578,953  Tri Party Repurchase Agreement with Westdeutsche Landesbank
                   Girozentrale, dated 12/31/01, 1.55%, principal and
                   interest in the amount of $43,582,706, due 1/2/02,
                   (collateralized by US Treasury Bonds with a par value
                   of $35,204,419, coupon rate of 7.875%, due
                   2/15/21, with a market value of $43,629,715) ..................................     43,578,953
                                                                                                     ------------
TOTAL REPURCHASE AGREEMENTS
   (Amortized Cost $202,776,953) .................................................................    202,776,953
                                                                                                     ------------
TOTAL INVESTMENTS
   (Amortized Cost $489,082,082) 4 ................................................   99.84%         $489,082,082

OTHER ASSETS IN EXCESS OF LIABILITIES .............................................    0.16               759,306
                                                                                      -----          ------------
NET ASSETS ........................................................................  100.00%         $489,841,388
                                                                                     ======          ============

--------------------------------------------------------------------------------
1 Stated maturity is final maturity not next reset date.
2 Market value disclosed for collateral on repurchase agreements is as of
  December 31, 2001.
3 The term repurchase agreements are subject to a seven-day demand feature.
4 Also aggregate cost for federal tax purposes.


See Notes to Financial Statements.
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                                        7

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES



                                                                                                DECEMBER 31, 2001
ASSETS
   Investments at value (amortized cost $489,082,082) ............................................   $489,082,082
   Cash ..........................................................................................         49,766
   Interest receivable ...........................................................................      1,664,060
   Prepaid expenses and other ....................................................................         19,194
                                                                                                     ------------
Total assets .....................................................................................    490,815,102
                                                                                                     ------------
LIABILITIES
   Due to advisor ................................................................................         82,077
   Dividend payable ..............................................................................        879,838
   Accrued expenses and other ....................................................................         11,799
                                                                                                     ------------
Total liabilities ................................................................................        973,714
                                                                                                     ------------
NET ASSETS .......................................................................................   $489,841,388
                                                                                                     ============
COMPOSITION OF NET ASSETS
   Paid-in capital ...............................................................................   $489,682,729
   Accumulated net realized gain from investment transactions ....................................        158,659
                                                                                                     ------------
NET ASSETS .......................................................................................   $489,841,388
                                                                                                     ============

SHARES OUTSTANDING
   ($0.001 par value per share, unlimited number of shares authorized) ...........................    489,676,244
                                                                                                     ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ....................................................   $       1.00
                                                                                                     ============



See Notes to Financial Statements.
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                                        8

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS


                                                                                              FOR THE YEAR ENDED
                                                                                               DECEMBER 31, 2001

INVESTMENT INCOME
   Interest .....................................................................................    $23,944,868
                                                                                                     -----------
EXPENSES
   Advisory fees ................................................................................        887,597
   Administration and services fees .............................................................        591,732
   Professional fees ............................................................................         28,105
   Trustees fees ................................................................................         10,423
   Printing and shareholder reports .............................................................          4,133
   Miscellaneous ................................................................................         12,824
                                                                                                     -----------
Total expenses ..................................................................................      1,534,814
Less: fee waivers and/or expense reimbursements .................................................       (590,513)
                                                                                                     -----------
Net expenses ....................................................................................        944,301
                                                                                                     -----------
NET INVESTMENT INCOME ...........................................................................     23,000,567
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ..................................................        182,534
                                                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................................................    $23,183,101
                                                                                                     ===========


See Notes to Financial Statements.
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                                    9

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                                    2001                    2000

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ............................................    $    23,000,567         $    34,945,420
   Net realized gain (loss) from investment transactions ............            182,534                  (6,034)
                                                                         ---------------         ---------------
Net increase in net assets from operations ..........................         23,183,101              34,939,386
                                                                         ---------------         ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and short-term gains .......................        (23,008,333)            (34,945,420)
                                                                         ---------------         ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares ....................................      1,570,568,328           2,281,025,250
   Cost of shares redeemed ..........................................     (1,604,453,240)         (2,396,334,124)
                                                                         ---------------         ---------------
Net decrease in net assets
   from capital share transactions ..................................        (33,884,912)           (115,308,874)
                                                                         ---------------         ---------------
TOTAL DECREASE IN NET ASSETS ........................................        (33,710,144)           (115,314,908)
NET ASSETS
   Beginning of year ................................................        523,551,532             638,866,440
                                                                         ---------------         ---------------
   End of year ......................................................    $   489,841,388         $   523,551,532
                                                                         ===============         ===============




See Notes to Financial Statements.
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                                       10

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                      FOR THE PERIOD
                                                                                                      DEC. 1, 1997 1
                                                                                   FOR THE YEARS             THROUGH
                                                                              ENDED DECEMBER 31,       DECEMBER 31,
                                                       2001         2000        1999        1998               1997

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ..........................    $ 1.00       $ 1.00     $ 1.00       $ 1.00              $ 1.00
                                                   --------     --------   --------     --------             -------
INCOME FROMINVESTMENT OPERATIONS
   Net investment income ........................      0.04         0.06       0.05         0.05              0.0046
   Net realized gain (loss) on
     investment transactions ....................      0.00 2      (0.00) 2   (0.00) 2      0.00 2              0.00 2
                                                   --------     --------   --------     --------             -------
Total from investment operations ................      0.04         0.06       0.05         0.05              0.0046
                                                   --------     --------   --------     --------             -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     and short-term gains .......................     (0.04)       (0.06)     (0.05)       (0.05)            (0.0046)
                                                   --------     --------   --------     --------             -------
NET ASSET VALUE, END OF PERIOD ..................    $ 1.00       $ 1.00     $ 1.00       $ 1.00             $  1.00
                                                   ========     ========   ========     ========             =======

TOTAL INVESTMENT RETURN .........................      3.94%        6.27%      4.97%        5.33%               0.46%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .............................  $489,841     $523,552   $638,866     $488,226             $94,386
   Ratios to average net assets:
     Net investment income ......................      3.91%        6.06%      4.86%        5.24%               5.43% 3
     Expenses after waivers
        and/or reimbursements ...................      0.16%        0.16%      0.16%        0.16%               0.16% 3
     Expenses before waivers
        and/or reimbursements ...................      0.26%        0.27%      0.26%        0.27%               0.97% 3
-----------------------------------------------------------------------------------------------------------------------

1 The Fund's inception date.
2 Less than $0.01 per share.
3 Annualized.


See Notes to Financial Statements.
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                                    11

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Institutional Funds (the `Company') is registered under the Investment Company Act of 1940 (the `Act'), as amended, as a diversified, open-end management investment company. The Company is organized as a business trust under the laws of the Commonwealth of Massachusetts. Treasury Assets Fund Institutional (the `Fund') is one of the funds the Company offers to institutional and `accredited' investors as defined under the Securities Act of 1933.

The investment objective of the Fund is to seek a high level of current income consistent with liquidity and the preservation of capital. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Fund values its investments at amortized cost.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

D. DISTRIBUTIONS
The Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. FEDERAL INCOME TAXES
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. REPURCHASE AGREEMENTS
The Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

G. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%. Prior to April 30, 2001, Bankers Trust served as the investment advisor to theFund under the same fee structure.

Investment Company Capital Corp. (`ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.10%. Prior to July 1, 2001, Bankers Trust served as the administrator to theFund under the same fee structure.




--------------------------------------------------------------------------------
                                    12

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.16% of the average daily net assets of the Fund.

ICCC is the Fund's accounting and transfer agent.

Bankers Trust Company, an affiliate of ICCC, is the Fund's custodian.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--FEDERAL INCOME TAXES
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from distribution reclassifications of short-term gains. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

                         Undistributed
Undistributed             Net Realized          Paid-in
          NII           Gains (Losses)          Capital
-------------           --------------          -------
      $12,107                $(12,107)              $--

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary income                             $23,008,333

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $158,659

NOTE 4--LINE OF CREDIT
The Fund participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. The Fund did not borrow during the period.





--------------------------------------------------------------------------------
                                    13

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of BT Institutional Funds and Shareholders of Treasury Assets Fund Institutional

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Treasury Assets Fund (one of the Funds comprising BT Institutional Funds, hereafter referred to as the `Fund') at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as `financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002


--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended December 31, 2001

The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the net investment income distributions made during the fiscal year ended December 31, 2001, 28.2% has been derived from investments in US Government and Agency Obligations. All or a part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.





--------------------------------------------------------------------------------
                                    14

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS

                                                                                         NUMBER OF FUNDS
                                                                                         IN THE FUND
NAME, BIRTH DATE AND               BUSINESS EXPERIENCE AND                               COMPLEX OVERSEEN
POSITION WITH THE TRUST 1          DIRECTORSHIPS DURING THE PAST 5 YEARS                 BY TRUSTEE 2
---------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------
Charles P. Biggar                Retired (since 1987); formerly Vice President,          27
October 13, 1930                 International Business Machines (`IBM') (1975 to 1978)
Trustee BT Institutional Funds   and President, National Services and the Field
since 1990.                      Engineering Divisions of IBM (1976 to 1987).
---------------------------------------------------------------------------------------------------------
S. Leland Dill                   Trustee, Phoenix Zweig Series Trust (since September    27
March 28, 1930                   1989); Trustee, Phoenix Euclid Market Neutral Fund
Trustee BT Institutional Funds   (since May 1998); Retired (since 1986); formerly
since 1999.                      Partner, KPMG Peat Marwick (June 1956-June 1986);
                                 Director, Vintners International Company Inc. (June
                                 1989 to May 1992); Director, Coutts (USA)
                                 International (January 1992-March 2000); Director,
                                 Coutts Trust Holdings Ltd., Director, Coutts Group
                                 (March 1991 to March 1999); General Partner, Pemco
                                 (June 1979 to June 1986).
---------------------------------------------------------------------------------------------------------
Martin J. Gruber                 Nomura Professor of Finance, Leonard N. Stern School    27
July 15, 1937                    of Business, New York University (since 1964);
Trustee BT Institutional Funds   Trustee, CREF (since 2000); Director, S.G. Cowen
since 1999.                      Mutual Funds (since 1985); Director, Japan Equity
                                 Fund, Inc. (since 1992); Director, Thai Capital Fund,
                                 Inc. (since 2000); Director, Singapore Fund, Inc.
                                 (since 2000).
---------------------------------------------------------------------------------------------------------
Richard J. Herring               Jacob Safra Professor of International Banking and      27
February 18, 1946                Professor, Finance Department, The Wharton School,
Trustee BT Institutional Funds   University of Pennsylvania (since 1972); Director,
since 1990.                      Lauder Institute of International Management Studies
                                 (since 2000); Co-Director, Wharton Financial
                                 Institutions Center (since 2000).
---------------------------------------------------------------------------------------------------------
Bruce E. Langton                 Formerly Assistant Treasurer of IBM Corporation (until  27
May 10, 1931                     1986); Trustee and Member, Investment Operations
Trustee BT Institutional Funds   Committee, Allmerica Financial Mutual Funds (1992 to
since 1990.                      2001); Member, Investment Committee, Unilever US
                                 Pension and Thrift Plans (1989 to 2001); 3 Retired
                                 (since 1987); Director, TWA Pilots Directed Account
                                 Plan and 401(k) Plan (1988 to 2000).
---------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.             Principal, Philip Saunders Associates (Economic and     27
October 11, 1935                 Financial Consulting) (since 1998); former Director,
Trustee BT Institutional Funds   Financial Industry Consulting, Wolf & Company (1987 to
since 1999.                      1988); President, John Hancock Home Mortgage
                                 Corporation (1984 to 1986); Senior Vice President of
                                 Treasury and Financial Services, John Hancock Mutual
                                 Life Insurance Company, Inc. (1982 to 1986).
---------------------------------------------------------------------------------------------------------
Harry Van Benschoten             Retired (since 1987); Corporate Vice President,         27
February 18, 1928                Newmont Mining Corporation (prior to 1987); Director,
Trustee BT Institutional Funds   Canada Life Insurance Corporation of New York (since
since 1999.                      1987).
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    15

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS

                                                                                         NUMBER OF FUNDS
                                                                                         IN THE FUND
NAME, BIRTH DATE AND               BUSINESS EXPERIENCE AND                               COMPLEX OVERSEEN
POSITION WITH THE TRUST 1          DIRECTORSHIPS DURING THE PAST 5 YEARS                 BY TRUSTEE 2
---------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------
Richard T. Hale 4                  Managing Director, Deutsche Banc Alex. Brown Inc.     27
July 17, 1945                      (formerly DB Alex. Brown LLC) (June 1999 to
Trustee BT Institutional Funds     present); Deutsche Asset Management-Americas (June
since 1999; President of each of   1999 to present); Director and President, Investment
the BT Trusts since 2000.          Company Capital Corp. (registered investment
                                   advisor) (April 1996 to present). Director/Trustee
                                   and President, Deutsche Asset Management Mutual
                                   Funds (1989 to present); Director, Deutsche Global
                                   Funds, Ltd. (January 2000 to present); Director,
                                   CABEI Fund (June 2000 to present); Director, North
                                   American Income Fund (September 2000 to present);
                                   Vice President, Deutsche Asset Management, Inc.
                                   (September 2000 to present). Chartered Financial
                                   Analyst. Formerly, Director, ISI Family of Funds.
---------------------------------------------------------------------------------------------------------


NAME, BIRTH DATE AND        BUSINESS EXPERIENCE AND
POSITION WITH THE TRUST     DIRECTORSHIPS DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
Daniel O. Hirsch            Director, Deutsche Asset Management (1999 to
March 27, 1954              present). Formerly, Principal, BT Alex. Brown
Vice President/Secretary    Incorporated, (Deutsche Banc Alex. Brown Inc.),
                            (1998 to 1999); Assistant General Counsel, United
                            States Securities and Exchange Commission, (1993 to
                            1998).
--------------------------------------------------------------------------------
Charles A. Rizzo            Director, Deutsche Asset Management (April 2000 to
August 5, 1957              present); Certified Public Accountant; Certified
Treasurer                   Management Accountant. Formerly, Vice President and
                            Department Head, BT Alex. Brown Incorporated
                            (Deutsche Banc Alex. Brown Inc.), 1998 to 1999;
                            Senior Manager, Coopers & Lybrand L.L.P.
                            (PricewaterhouseCoopers LLP), 1993 to 1998.
--------------------------------------------------------------------------------
Amy Olmert                  Director, Deutsche Asset Management (formerly BT
May 14, 1963                Alex. Brown Inc.) ;(January 1999 to present);
Assistant Treasurer         Certified Public Accountant (1989 to present).
                            Formerly, Vice President, BT Alex. Brown
                            Incorporated, (Deutsche Banc Alex. Brown Inc.),
                            (1997 to 1999); Senior Manager (1992 to 1997),
                            Coopers & Lybrand L.L.P. (PricewaterhouseCoopers
                            LLP), (1988 to 1992).
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1 Unless otherwise indicated, the address of each Director and Officer is One
  South Street, Baltimore, MD 21202.
2 As of December 31, 2001 the total number of Funds and Portfolios (including the Master Portfolios) in the Fund Complex is 43.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
4 Mr. Hale is a trustee who is an `Interested Person' within the meaning of
  Section 2(a)(19) of the 1940 Act. Mr. Hale holds various positions with Deutsche Bank AG, including its advisor subsidiary, Deutsche Asset Management, Inc.

The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free
1-800-730-1313.
--------------------------------------------------------------------------------
                                    16

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

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

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.




Treasury Assets Fund Institutional                CUSIP #055924815
                                                  1664ANN (12/01)
                                                  Printed 2/02

Exclusive Placement Agent:
ICC Distributors, Inc.